Business acquisitions and disposition (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations1 [Abstract]
Summary of fair value of consideration paid and fair value assigned to each major class of assets and liabilities	The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

Total
Cash consideration	303
Contingent consideration	39
Total cost to be allocated	342
Other non-cash working capital	14
Property, plant and equipment	29
Indefinite-life intangible assets (1)	84
Finite-life intangibles (2)	52
Deferred tax assets	8
Other long-term assets	4
Trade payables and other liabilities	(28)
Contract liabilities	(3)
Deferred tax liabilities	(39)
Other long-term liabilities	(6)
115
Cash and cash equivalents	21
Fair value of net assets acquired	136
Goodwill (3)	206
(1)Consists mainly of brand and digital assets.
(2)Consists mainly of customer relationships.
(3)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell Wireline group of cash-generating units (CGUs).
The following table summarizes the fair value of the consideration paid and the fair value assigned to each major class of assets and liabilities.

Total
Cash consideration	153
Total cost to be allocated	153
Other non-cash working capital	5
Property, plant and equipment	5
Indefinite-life intangible assets (1)	17
Finite-life intangible and other assets (2)	15
Trade payables and other liabilities	(17)
Contract liabilities	(5)
Deferred tax liabilities	(9)
11
Cash and cash equivalents	14
Fair value of net assets acquired	25
Goodwill (3)	128
(1)Consists of brand and digital assets.
(2)Consists mainly of customer relationships.
(3)Goodwill arises principally from expected synergies and future growth and is not deductible for tax purposes. Goodwill was allocated to our Bell Wireline group of cash-generating units (CGUs).